Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended		16 Months Ended
	Sep. 30, 2018	Mar. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2018	Dec. 31, 2018
Net loss			$ (967,491)	$ (284,655)
Net current liability			1,217,646
Total (deficit) equity			(1,216,410)	(298,447)		$ 463
Impairment of long-lived assets			235,202
Goodwill impairment loss			$ 49,564
Statutory reserves, description			PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Operating lease description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Lessee operating lease term			12 months
Impairment loss			$ 161,274
Value added tax rate			6.00%
Value addet tax, description			From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.
Shenzhen Yeller [Member]
Value added tax rate	13.00%				3.00%
Shenzhen Yeller [Member] | Minimum [Member]
Value added tax rate	9.00%
Shenzhen Yeller [Member] | Maximum [Member]
Value added tax rate	6.00%
QCM Small-Scale Taxpayer [Member]
Value added tax rate		3.00%
Salvage Value [Member]
Salvage percentage			0.00%